Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for CEO(1) $	Compensation Actually Paid to CEO(2) $	Average Summary Compensation Table Total for Non-CEO NEOs(1) $	Average Compensation Actually Paid to Non-CEO NEOs(2) $	WSFS TSR(3) $	Peer Group TSR(4) $	WSFS Reported Net Income (in millions) $	WSFS QoE Adjusted ROA(5) %
2022	4,658,471	4,642,876	1,452,394	1,375,931	107.05	113.03	222.4	1.40%
2021	3,386,092	3,690,966	1,373,560	1,400,192	116.92	123.08	271.4	1.86%
2020	2,563,402	2,970,990	1,038,954	1,265,202	103.60	92.93	114.8	0.77%

Named Executive Officers, Footnote [Text Block]		Our Principal Executive Officer (PEO) was Mr. Rodger Levenson, who served as our CEO for all three years covered in the table. For 2020 and 2021, our Non-CEO NEOs were Ms. Peggy Eddens and Mr. Dominic Canuso, Mr. Steve Clark, and Mr. Michael Reed. For 2022, our Non-CEO NEOs were Mr. Dominic Canuso, Mr. Steve Clark, Mr. Arthur Bacci, and Mr. Richard Wright.
PEO Total Compensation Amount	[1]	$ 4,658,471	$ 3,386,092	$ 2,563,402
PEO Actually Paid Compensation Amount	[2]	4,642,876	3,690,966	2,970,990
Non-PEO NEO Average Total Compensation Amount	[1]	1,452,394	1,373,560	1,038,954
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,375,931	1,400,192	1,265,202
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]

Net income for 2020 was negatively impacted due to the adoption of CECL and the additional expected losses related to the early stages of the COVID-19 pandemic. Net income for 2021 was positively impacted by the release of the prior years CECL reserves related to COVID-19, due to continued strong governmental support to the overall economy and our Customers and the related decrease in expected losses resulting from the COVID-19 pandemic.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Performance Measures

Our Personnel & Compensation Committee takes a comprehensive perspective in appraising executive officer and Company performance, and considers multiple metrics in our ELTIP. Refer to the CD&A for further discussion of how we maintain alignment between performance and rewards. As required by SEC rules, the performance measures identified as the most important for executive officer compensation decisions are listed below.

•	QoE Adjusted Return on Assets– our CSM
•	QoE Adjusted Return on Tangible Common Equity
•	QoE Adjusted Earnings per Share

Total Shareholder Return Amount	[3]	$ 107.05	116.92	103.60
Peer Group Total Shareholder Return Amount	[4]	113.03	123.08	92.93
Net Income (Loss)		$ 222,400,000	$ 271,400,000	$ 114,800,000
Company Selected Measure Amount	[5]	0.0140	0.0186	0.0077
PEO Name		Mr. Rodger Levenson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		QoE Adjusted Return on Assets– our CSM
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		QoE Adjusted Return on Tangible Common Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		QoE Adjusted Earnings per Share
PEO [Member] | Amount deducted for aggregate change in actuarial present value from SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Amount deducted for grant date values in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,405,330	1,345,478	1,315,122
PEO [Member] | Amount included for year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,645,725	1,301,603	1,671,301
PEO [Member] | Amount included (+ or -) for year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(87,156)	238,123	88,320
PEO [Member] | Amount included (+ or -) for fair values at vest date for awards granted and vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				80,009
PEO [Member] | Amount included(+ or -) for difference in fair values between prior year- end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(168,834)	110,627	(116,920)
PEO [Member] | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	2,389,735	1,650,352	1,722,710
Non-PEO NEO [Member] | Amount deducted for aggregate change in actuarial present value from SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Amount deducted for grant date values in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		586,874	396,274	403,159
Non-PEO NEO [Member] | Amount included for year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		602,081	272,289	644,543
Non-PEO NEO [Member] | Amount included (+ or -) for year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(24,852)	73,657	45,764
Non-PEO NEO [Member] | Amount included (+ or -) for fair values at vest date for awards granted and vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			77,498
Non-PEO NEO [Member] | Amount included(+ or -) for difference in fair values between prior year- end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(66,818)	(538)	(60,901)
Non-PEO NEO [Member] | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ 510,411	$ 422,906	$ 629,406

[1]	Our Principal Executive Officer (PEO) was Mr. Rodger Levenson, who served as our CEO for all three years covered in the table. For 2020 and 2021, our Non-CEO NEOs were Ms. Peggy Eddens and Mr. Dominic Canuso, Mr. Steve Clark, and Mr. Michael Reed. For 2022, our Non-CEO NEOs were Mr. Dominic Canuso, Mr. Steve Clark, Mr. Arthur Bacci, and Mr. Richard Wright. The dollar amounts reported are total compensation in the Summary Compensation Table for the CEO and the average for Non-CEO NEOs for each reported fiscal year.
[2]	The dollar amounts reported represent “Compensation Actually Paid”, as calculated in accordance with SEC rules for the CEO and the average for Non-CEO NEOs for each reported year. These dollar amounts do not reflect actual amounts of compensation paid during the covered year, but reflect adjustments for (i) the year-end fair values of unvested equity awards granted in the current year, (ii) the year-over-year difference of year-end fair values for unvested awards granted in prior years, (iii) the fair values at vest date for awards granted and vested in the current year and (iv) the difference between prior year-end fair values and vest date fair values for awards granted in prior years.
[3]	Reflects the cumulative total shareholder return of WSFS Financial Corporation over the three-year period. The reporting is based on a theoretical $100 invested on the last day of 2019 and valued as of the last trading day of 2020, 2021, and 2022.
[4]	Reflects the cumulative total shareholder return of the KRX group, weighted according to the member companies’ market capitalization for each period for which the return is indicated. The KRX is the peer group used by WSFS for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10K for the year ended December 31, 2022.
[5]	QoE Adjusted Return on Assets (QoE Adjusted ROA) is the non-GAAP measure that divides (i) QoE Adjusted Net Income (non-GAAP) attributable to WSFS by (ii) average assets for the applicable period. For a reconciliation of these non-GAAP financial measures to their comparable GAAP measures, see “Appendix A – non-GAAP Reconciliations.”
[6]	Our 2018 Long-Term Incentive Plan prohibits the payment of dividends or dividend equivalents on unexercised stock options or unvested full value equity grants. Therefore, no dividend-related adjustments were required in the calculation of CAP.